Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 07, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	MAR
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Entity Central Index Key	0001048286
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		294,823,291
Entity Public Float			$ 9,242,186,286